Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Summary of income tax charge

	2021	2020
	€	€
Income tax charge for the year	62,078	—

Schedule of tax on the profit before tax differs from theoretical amount that would arise using the applicable tax rates

	2021	2020
	€	€
Accounting Profit before tax	5,001,742	14,360,637
Tax using Corporation Domestic Tax Rate, at 35%	1,750,610	5,026,223
Non-deductible (taxable) items	—	163,096
Permanent differences	260,816	—
Effect of foreign tax rates	(18,254,105)	(14,883,389)
Change in Allowance of the Deferred Tax Asset	13,071,131	908,830
Tax effect of combined carve-out basis of preparation	3,191,887	8,714,148
Other items	41,739	71,092
Income tax charge for the year	62,078	—